Subsequent Events (Details)				1 Months Ended		9 Months Ended		12 Months Ended
	May 11, 2023 USD ($)	Feb. 08, 2023 USD ($)	Feb. 08, 2023 USD ($)	Oct. 30, 2023	Jan. 20, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares $ / item shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Oct. 17, 2023 USD ($)	Oct. 17, 2022 $ / shares
Subsequent Events (Details) [Line Items]
Expenses					$ 29,000
Warrants received (in Shares) | shares								400,000
Purchase Shares (in Shares) | shares						3,000,000		42,000
Exercise price (in Dollars per share) | $ / shares								$ 11.5
Cash					400,000
Cash proceed					$ 100,000
balance sheet received								$ 300,000
Exercise price (in Dollars per share) | $ / shares								$ 11.5
Additional cash proceeds						$ 2,580,000
Additional warrants issued							$ 5,023,384	$ 5,023,384
Warrants exercise price (in Dollars per share) | $ / shares						$ 0.01		$ 0.01
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Purchase agreement percentage						0.50%
Prepayment percentage						100.00%
Reset price per share (in Dollars per Item) | $ / item						10
Offering price per share (in Dollars per share) | $ / shares						$ 10
Aggregate share (in Shares) | shares						326,250		326,250
Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Additional cash proceeds						$ 875,000
Additional warrants issued						$ 875,000
Warrants exercise price (in Dollars per share) | $ / shares						$ 11.5
HNRA [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Ownership percentage						9.99%
Aggregate share (in Shares) | shares						3,000,000
FPA [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage						9.99%
Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Warrants received (in Shares) | shares								56,000
Purchase Shares (in Shares) | shares								300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Non redeemable common shares (in Shares) | shares					400,000
Purchase price percentage					15.00%
Deposited amount										$ 120,000
Issued and outstanding common stock percentage				19.99%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares					$ 56,000
MIPA [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase price percentage					15.00%
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Trust account			$ 862,500
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Trust account	$ 120,000	$ 862,500	$ 862,500